EMPLOYEE BENEFITS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Components of Net Periodic Pension Cost and Other Changes in Plan Assets and Benefit

The following table summarizes the components of net periodic pension cost for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
(dollars in thousands)	2014	2013	2014	2013
Components of Net Periodic Pension Cost
Service cost—benefits earned during the period	$516	$659	$1,778	$2,075
Interest cost on projected benefit obligation	1,141	997	3,353	2,989
Expected return on plan assets	(1,710)	(1,526)	(5,180)	(4,656)
Amortization of prior service cost (credit)	(34)	(34)	(104)	(102)
Recognized net actuarial loss	287	642	705	1,818

Net Periodic Pension Expense	$200	$738	$552	$2,124

The following table summarizes the components of net periodic pension cost and other changes in Plan assets and benefit obligation recognized in other comprehensive income (loss) for the years ended December 31:

(dollars in thousands)	2013	2012	2011
Components of Net Periodic Pension Cost
Service cost—benefits earned during the period	$2,767	$2,788	$2,371
Interest cost on projected benefit obligation	3,985	4,358	4,162
Expected return on plan assets	(6,207)	(5,564)	(5,378)
Amortization of prior service cost (credit)	(138)	(137)	(7)
Recognized net actuarial loss	2,425	2,474	773

Net Periodic Pension Expense	$2,832	$3,919	$1,921

Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (Loss)
Net actuarial loss (gain)	$(15,499)	$2,477	$20,422
Recognized net actuarial loss	(2,425)	(2,474)	(773)
Prior service credit	—	—	(1,513)
Recognized prior service credit	138	137	7

Total (Before Tax Effects)	$(17,786)	$140	$18,143

Total Recognized in Net Benefit Cost and Other Comprehensive Income (Loss) (Before Tax Effects)	$(14,954)	$4,059	$20,064

Benefit Obligation and Plan Assets Deriving Funded Status, in Other Liabilities

The following table summarizes the activity in the benefit obligation and Plan assets deriving the funded status, which is recorded in other liabilities in the Consolidated Balance Sheets:

(dollars in thousands)	2013	2012
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year	$102,454	$93,033
Service cost	2,767	2,788
Interest cost	3,985	4,358
Plan participants’ contributions	—	71
Actuarial (gain) loss	(7,167)	6,723
Benefits paid	(6,070)	(4,519)

Projected Benefit Obligation at End of Year	$95,969	$102,454

Change in Plan Assets
Fair value of plan assets at beginning of year	$81,088	$72,626
Actual return on plan assets	14,538	9,810
Employer contributions	—	3,100
Plan participants’ contributions	—	71
Benefits paid	(6,070)	(4,519)

Fair Value of Plan Assets at End of Year	$89,556	$81,088

Funded Status	$(6,413)	$(21,366)

Accumulated Other Comprehensive Income (Loss)

The following table sets forth the amounts recognized in accumulated other comprehensive income (loss) at December 31:

(dollars in thousands)	2013	2012
Prior service credit	$(1,304)	$(1,442)
Net actuarial loss	18,373	36,297

Total (Before Tax Effects)	$17,069	$34,855

Actuarial Weighted Average Assumptions Used in Determining Benefit Obligation	Below are the actuarial weighted average assumptions used in determining the benefit obligation:

	2013	2012
Discount rate	4.75%	4.00%
Rate of compensation increase	3.00%	3.00%

Actuarial Weighted Average Assumptions Used in Determining Net Periodic Pension Cost

The following table summarizes the actuarial weighted average assumptions used in determining net periodic pension cost:

	2013	2012	2011
Discount rate	4.00%	4.75%	5.75%
Rate of compensation increase	3.00%	4.00%	4.00%
Expected return on assets	8.00%	8.00%	8.00%

Estimated Future Benefit Payments

The following table provides information regarding estimated future benefit payments to be paid in each of the next five years and in the aggregate for the five years thereafter:

(dollars in thousands)	Amount
2014	$5,723
2015	6,698
2016	6,326
2017	6,182
2018	7,220
2019—2023	36,578

Pension Plan Assets Measured at Fair Value on Recurring Basis

The following tables present our Plan assets measured at fair value on a recurring basis by fair value hierarchy level at December 31, 2013 and 2012.

	December 31, 2013
	Fair Value Asset Classes(1)
(dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents(2)	$—	$2,946	$—	$2,946
Fixed Income(3)	26,448	—	—	26,448
Equities:
Equity index mutual funds—domestic(4)	1,558	—	—	1,558
Equity index mutual funds—international(5)	2,497	—	—	2,497
Domestic Individual Equities(6)	55,206	—	—	55,206
International Individual Equities(7)	901	—	—	901

Total Assets at Fair Value	$86,610	$2,946	$—	$89,556

(1)	Refer to Note 1 Summary of Significant Accounting Policies, Fair Value Measurements for a description of levels within the fair value hierarchy.
(2)	This asset class includes FDIC insured money market instruments.
(3)	This asset class includes a variety of fixed income mutual funds which primarily invests in investment grade rated securities. Investment managers have discretion to invest in fixed income related securities including futures, options and other derivatives. Investments may be made in currencies other than the U.S. dollar.
(4)	The sole investment within this asset class is S&P 600 index iShares.
(5)	The sole investment within this asset class is MSCI EAFE Index iShares.
(6)	This asset class includes individual domestic equities invested in an active all-cap strategy. It may also include convertible bonds.
(7)	This asset class includes American Depository Receipts, or ADR.

	December 31, 2012
	Fair Value Asset Classes(1)
(dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents(2)	$—	$8,585	$—	$8,585
Fixed Income(3)	22,211	—	1,432	23,643
Equities:
Equity index mutual funds—domestic(4)	1,934	—	—	1,934
Equity index mutual funds—international(5)	4,218	—	—	4,218
Domestic Individual Equities(6)	39,631	—	—	39,631
International Individual Equities(7)	1,802	—	—	1,802
Equity—Partnerships(8)	—	—	1,275	1,275

Total Assets at Fair Value	$69,796	$8,585	$2,707	$81,088

(1)	Refer to Note 1 Summary of Significant Accounting Policies, Fair Value Measurements for a description of levels within the fair value hierarchy.
(2)	This asset class includes FDIC insured money market instruments.
(3)	This asset class includes a variety of fixed income mutual funds and a partnership which primarily invests in investment grade rated securities. Investment managers have discretion to invest in fixed income related securities including futures, options and other derivatives. Investments may be made in currencies other than the U.S. dollar.
(4)	The sole investment within this asset class is S&P 600 index iShares.
(5)	The sole investment within this asset class is MSCI EAFE Index iShares.
(6)	This asset class includes individual domestic equities invested in an active all-cap strategy. It may also include convertible bonds.
(7)	This asset class includes American Depository Receipts, or ADR.
(8)	This asset class includes a Partnership priced by the investment manager which invests in equities and T-Bills.